CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT (Parenthetical) (USD $)	6 Months Ended
Jun. 30, 2011
Distribution of warrants for common stock, warrants	5,000,000
Distribution of warrants for common stock, exercise price	$ 3.00
Common Shares issued in private placement, issue date	Jan. 25, 2011